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First SunAmerica Life Insurance Company

733 Third Avenue
New York, NY  10017
800-272-3007
Fax: 212-551-5373

                                              [LOGO]   FIRST SUNAMERICA
                                                       A SunAmerica Company




VIA EDGAR
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December 31, 1998

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      FS Variable Annuity Account Two
         First SunAmerica Life Insurance Company
         File Nos.  33-81470 and 811-8624

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated December 29, 1998 for FS Variable annuity Account Two (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to the Separate Account's registration statement on form N-4 filed with the Securities and Exchange Commission on December 24, 1998 via EDGAR.

         Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6062.

Very truly yours,

/s/ BERNADETTE NIETO
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Bernadette Nieto
Staff Counsel